Note 23 - Other Reserves	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
2 3 .	Other reserves

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Equity instruments	26,087	26,090	25,072	25,072
Share option reserve	3,713	3,713	3,713	3,713
Capital raising costs	(9,722)	(9,722)	(9,722)	(9,722)
Treasury shares	(13)	(246)	(592)	(592)
Foreign exchange	11	11	(88)	(142)
Total	20,076	19,846	18,383	18,329

Equity instruments are convertible preference shares and convertible loan notes in Aevitas Group Limited (“Aevitas Group”) which must convert to shares of VivoPower at
$10.20
per share
no
later than
30
June 2021.
The Company has classified these instruments as equity under the “fixed-for-fixed” rule meaning that both the amount of consideration received/receivable and the number of equity instruments to be issued is fixed.

There are
2,473,367
convertible preference shares outstanding with a face value of
AU$3.00
per share and mature on
June 30, 2021.
The value held in reserves of
AU$10,515,382
represents their face value plus the dividends accrued to
March 31, 2019.
Convertible preference shares are subordinated to all creditors of Aevitas Group, rank equally amongst themselves, and rank in priority to ordinary shares of Aevitas Group.

There are
2,473,367
convertible loan notes outstanding with a face value of
AU$7.00
per share and mature on
June 30, 2021.
The value held in reserves of
AU$23,806,189
represents their face value plus the dividends accrued to
March 31, 2019.
The convertible loan notes rank equally with the unsecured creditors of Aevitas Group.

Dividends or interest is payable quarterly in arrears at a rate of
7%
on the capitalized value to
December 29, 2016,
the date at which they became convertible to VivoPower shares. At maturity, or if a trigger event such as a change of control of Aevitas Group or VivoPower, a listing event, or a disposal of substantially all of the assets of Aevitas Group has occurred, the convertible preference shares and convertible loan notes in Aevitas Group convert to VivoPower ordinary shares at a price of
US$10.20
per share

In connection with the acquisition of Aevitas Group, the Company entered into a guarantee of the obligations of Aevitas Group under the terms of the preference shares and loan notes.

The share option reserve represents
828,000
share options granted to Early Bird Capital as part of the initial public share offering. The options entitle the holder to buy VivoPower ordinary shares at
US$8.70
at any time before
April 30, 2020.
The options were accounted for as a share-based award and accordingly, the cost of the award was recognized directly in equity and was applied against capital raising costs. The fair value of the options was determined at the grant date, using the Black Scholes Model, and not
remeasured subsequently.

On
March 30, 2017,
the Company repurchased
129,805
shares at a price of
$4.50
for a total sum of
$591,911,
including commission, and held them as treasury shares. During the year ended
March 31, 2019,
75,805
of these shares were awarded to employees under the Company’s
2017
Omnibus Incentive Plan. Based on the closing market value of these shares on the day of award,
$85,660
was expensed as employee compensation and remaining cost of
$260,011
was charged against retained earnings.